Note 10 - Options and Warrants to Purchase Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Options And Warrants To Purchase Common Stock [Text Block]
NOTE 9 - OPTIONS AND WARRANTS TO PURCHASE COMMON STOCK

Outstanding Stock Warrants
A summary of the status of the warrants outstanding and exercisable at June 30, 2016 is presented below:

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.25	3,283,283	5.00	$0.25
$1.15	461,340	4.83	$1.15
$2.00	54,367	0.09	$2.00
	3,798,990	4.91	$0.38

No warrants were issued during 2015 or the first quarter of 2016. On June 24, 2016 the Company sold 10,933,333 units at $0.15 per unit. The sale of the units included the issuance of warrants to purchase 3,283,283 shares of common stock. Each warrant has an exercise price of $0.25 per share and a term of five years. The intrinsic value of the outstanding warrants was $0 at June 30, 2016.
No warrants were issued during 2015 or the first quarter of 2016. On June 24, 2016 the Company sold 10,933,333 units at $0.15 per unit. The sale of the units included the issuance of warrants to purchase 3,283,283 shares of common stock. Each warrant has an exercise price of $0.25 per share and a term of five years. The intrinsic value of the outstanding warrants was $0 at June 30, 2016.

Outstanding Stock Options
On November 20, 2012, the shareholders of the Company approved the adoption of the Applied Minerals, Inc. 2012 Long-Term Incentive Plan (“LTIP”) and the Short-Term Incentive Plan (“STIP”) and the performance criteria used in setting performance goals for awards intended to be performance-based. Under the LTIP, 8,900,000 shares are authorized for issuance. The STIP does not refer to a particular number of shares under the LTIP, but would use the shares authorized in the LTIP for issuance under the STIP. The CEO, the CFO, and named executive officers, and directors, among others are eligible to participate in the LTIP and STIP. Prior to the adoption of the LTIP and STIP, stock options were granted under individual arrangements between the Company and the grantees, and approved by the Board of Directors.

On May 11, 2016, the Board of Directors has adopted the 2016 Long Term Incentive Plan (the “Plan”). The Plan, administered by the Compensation Committee of the Board allows for the following types of incentive awards: stock options, stock appreciation rights, restricted stock, performance shares, performance units or other stock-based award. Such awards may be issued to employees, consultants and non-employee directors. The aggregate number of shares of common stock that may be issued or used for reference purposes with respect to which awards may be granted under the Plan shall not exceed two million.

The fair value of each of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility is based on an average of historical volatility of the Company's common stock. The risk-free interest rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury Bond on the date the award is granted with a maturity equal to the expected term of the award.

The significant assumptions relating to the valuation of the Company's options issued for the six months ended June 30, 2016 and 2015 were as follows on a weighted average basis:

The significant assumptions relating to the valuation of the Company's options issued for the six months ended June 30, 2016 and 2015 were as follows on a weighted average basis:

	2016	2015
Dividend Yield	0%	0%
Expected Life (years)	5.0	5.6
Expected Volatility	83.4%	51.0%
Risk Free Interest Rate	1.20%	1.47%

A summary of the status and changes of the options granted under stock option plans and other agreements for the six months ended June 30, 2016 is as follows:

	June 30, 2016
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life *

Outstanding at beginning of period	17,806,472	$1.00
Issued	2,671,488	0.26
Exercised	- 0 -	- 0 -
Forfeited	- 0 -	- 0 -
Outstanding at end of period	20,477,960	$0.92	4.54
Exercisable at end of period	19,271,284	$0.92	4.54

* Measured in years

During the six months ended June 30, 2016, the Company granted 2,671,488 options to purchase the Company’s common stock with a weighted average exercise price of $0.26 and the following vesting schedule. The weighted-average grant-date fair value of options granted during the first half of 2016 was $0.10.

Compensation expense of $238,064 and $107,660 has been recognized for the vested options for the three months ended June 30, 2016 and 2015, respectively, and $365,045 and $207,598 for the six months ended June 30, 2016 and 2015, respectively. The aggregate intrinsic value of the outstanding options at June 30, 2016 was $0. At June 30, 2016, $328,745 of unamortized compensation expense for unvested options is expected to be recognized over the next 1.27 years on a weighted average basis.
Compensation expense of $238,064 and $107,660 has been recognized for the vested options for the three months ended June 30, 2016 and 2015, respectively, and $365,045 and $207,598 for the six months ended June 30, 2016 and 2015, respectively. The aggregate intrinsic value of the outstanding options at June 30, 2016 was $0. At June 30, 2016, $328,745 of unamortized compensation expense for unvested options is expected to be recognized over the next 1.27 years on a weighted average basis.

NOTE
10
–
OPTIONS
AND
WARRANTS
TO
PURCHASE
COMMON
STOCK

Derivative
Instruments
-
Warrants
The Company issued 5,000,000 warrants (“Samlyn Warrants”) in connection with the December 22, 2011 private placement of 10,000,000 shares of common stock. The strike price of these warrants was $2.00 per share at the date of grant. These warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of the Company's common stock or securities exercisable, convertible or exchangeable for the Company's common stock were issued at a price less than the exercise price. Therefore, the fair value of these warrants (based on observable inputs) was recorded as a liability in the balance sheet until they were canceled.

During the first quarter of 2013, the Company issued 3,756,757 shares of its common stock for gross proceeds of $5,560,000, which triggered a down-round adjustment of $0.03 from $2.00 to $1.97 in the strike price of the Samlyn Warrants at that time. As discussed in Note 8, during August 2013, the Company issued $10,500,000 of 10% mandatorily convertible Series 2023 Notes in a private placement, which triggered a down-round adjustment of $0.04 from $1.97 to $1.93 in the strike price of the Samlyn Warrants. On November 3, 2014, the Company cancelled the warrant arrangement, resulting in a $120,000 credit to equity.

During 2014 and 2013, the Company recorded other income of $830,000 and $995,000, respectively, resulting from the changes in the fair value of the warrant liability, mainly due to a lower stock price and a change in the volatility utilized by the Company.

Outstanding
Stock
Warrants
A summary of the status of the warrants outstanding and exercisable at December 31, 2015 is presented below:

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.78	213,402	0.09	$0.78
$1.15	461,340	5.33	$1.15
$2.00	54,367	0.59	$2.00
	729,109	3.44	$1.11

During 2015, warrants to acquire 443,821 shares of common stock expired. No warrants were issued during 2013, 2014 and 2015.

Outstanding
Stock
Options
On November 20, 2012, the shareholders of the Company approved the adoption of the Applied Minerals, Inc. 2012 Long-Term Incentive Plan (“LTIP”) and the Short-Term Incentive Plan (“STIP”) and the performance criteria used in setting performance goals for awards intended to be performance-based. Under the LTIP, 8,900,000 shares are authorized for issuance. The STIP does not refer to a particular number of shares under the LTIP, but would use the shares authorized in the LTIP for issuance under the STIP. The CEO, the CFO, and named executive officers, and directors, among others are eligible to participate in the LTIP and STIP. Prior to the adoption of the LTIP and STIP, stock options were granted under individual arrangements between the Company and the grantees, and approved by the Board of Directors.

The fair value of each of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility is based on an average of historical volatility of the Company's common stock. The risk-free interest rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury Bond on the date the award is granted with a maturity equal to the expected term of the award.

The significant assumptions relating to the valuation of the Company's options issued for 2015 and 2014 were as follows on a weighted average basis:

	2015	2014
Dividend Yield	0%	0%
Expected Life (in years)	7.00	5.5
Expected Volatility	72.9%	56.1%
Risk Free Interest Rate	2.00%	1.79%

A summary of the status and changes of the options granted under stock option plans and other agreements for 2015 and 2014 is as follows:

	December 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
	Shares	Exercise Price	Shares	Exercise Price

Outstanding at beginning of period	17,053,116	$1.02	15,878,116	$1.03
Issued	1,138,356	0.63	1,175,000	0.84
Exercised	--	--	--	--
Forfeited	(235,000)	$0.77	--	--
Outstanding at end of period	17,956,472	$1.00	17,053,116	$1.02

During the year ended December 31, 2015, the Company granted 1,138,356 options to purchase the Company’s common stock with a weighted average exercise price of $0.63. Of the 1,138,356 options granted, the options vest as follows:

Vesting Information
Shares	Frequency	Begin Date	End Date
200,000	Immediately	2/12/2015	2/12/2015
38,356	Immediately	4/15/2015	4/15/2015
100,000	Monthly	4/7/2015	4/7/2016
100,000	Monthly	9/16/2015	9/16/2016
200,000	Annually	2/5/2015	2/5/2018
350,000	Annually	6/1/2015	6/1/2018
150,000	Annually	11/10/2015	11/10/2018

A summary of the status of the options outstanding at December 31, 2015 is presented below:

Options Outstanding			Options Exercisable

	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
	Contractual	Exercise	Number	Exercise
Number Outstanding	Life (years)	Price	Exercisable	Price

100,000	4.72	$0.22	25,002	$0.22
150,000	4.87	$0.50	-0-	$ N/A
200,000	9.13	$0.66	200,000	$0.66
150,000	9.11	$0.68	-0-	$ N/A
7,233,277	2.99	$0.70	7,233,277	$0.70
488,356	9.38	$0.73	94,178	$0.73
3,405,134	5.69	$0.83	3,405,134	$0.83
975,000	8.45	$0.84	691,667	$0.84
300,000	7.64	$1.10	200,000	$1.10
300,000	7.48	$1.15	233,333	$1.15
100,000	2.09	$1.24	100,000	$1.24
115,000	5.24	$1.35	115,000	$1.35
125,000	2.09	$1.45	125,000	$1.45
330,000	5.95	$1.55	330,000	$1.55
7,645	2.09	$1.58	7,645	$1.58
3,077,060	6.89	$1.66	3,077,060	$1.66
900,000	5.64	$1.90	900,000	$1.90
17,956,472	5.12	$1.00	16,737,296	$1.01

Compensation expense of $397,417, $865,716, and $4,707,381 has been recognized for the vested options for the years ended December 31, 2015, 2014 and 2013, respectively. The aggregate intrinsic value of the outstanding options at December 31, 2015 was $6,500. At December 31, 2015, $354,284 of unamortized compensation expense for unvested options will be recognized over the next 5.12 years on a weighted average basis.